Investments in affiliated companies (Details) In Thousands, unless otherwise specified															12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Hainan Tianneng Power Co., Ltd. CNY	Dec. 31, 2013 Hainan Tianneng Power Co., Ltd. CNY	Dec. 31, 2012 Hainan Tianneng Power Co., Ltd. CNY	Dec. 31, 2011 Hainan Tianneng Power Co., Ltd. CNY	Dec. 31, 2014 Sailing Fund CNY	Dec. 31, 2013 Yingli Shuntong (Beijing) International Freight Agency Co., Ltd. CNY	Dec. 31, 2012 Yingli Shuntong (Beijing) International Freight Agency Co., Ltd. CNY	Dec. 31, 2011 Yingli Shuntong (Beijing) International Freight Agency Co., Ltd. CNY	Dec. 31, 2014 Other equity method investments CNY	Dec. 31, 2014 Beijing Jingyi Green Energy Power System Engineering Co., Ltd. CNY	Dec. 31, 2013 Beijing Jingyi Green Energy Power System Engineering Co., Ltd. CNY	Dec. 31, 2012 Beijing Jingyi Green Energy Power System Engineering Co., Ltd. CNY	Dec. 31, 2011 Beijing Jingyi Green Energy Power System Engineering Co., Ltd. CNY	Nov. 30, 2012 Guokai Siyuan (Beijing) Investment Fund Co., Ltd.	Dec. 31, 2014 Guokai Siyuan (Beijing) Investment Fund Co., Ltd. CNY	Dec. 31, 2013 Guokai Siyuan (Beijing) Investment Fund Co., Ltd. CNY	Dec. 31, 2012 Guokai Siyuan (Beijing) Investment Fund Co., Ltd. CNY	Dec. 31, 2014 Other cost method investments CNY
Investment in affiliates disclosures
Investments in affiliated entities	$ 68,224	423,301	216,276	173,241	25,127
Investment in affiliated companies under the equity method						51,724	52,460	9,073	11,182	152,910	1,941	1,693	1,470	49,782
Investment in affiliated companies under the cost method															11,875	11,875	11,875	11,875		150,000	150,000	150,000	7,010
Percentage ownership, equity method investment						27.66%	27.66%			50.80%
Percentage ownership, cost method investment															10.00%				4.76%	2.97%